NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
NET INCOME PER SHARE

16           NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per ordinary share for the years ended December 31, 2009, 2010 and 2011, respectively (in RMB thousands, except shares per share data):

	Years ended December 31,
	2009	2010	2011

Numerator:
Income from continuing operations, before non-controlling interest	164,456	209,640	7,255
Add: Net loss attributable to non-controlling interest	—	—	250
Income from continuing operations attributable to SYSWIN Inc.’s ordinary shareholders	164,456	209,640	7,505
Loss from discontinued operations, net	(12,039)	(20,054)	—
Net income attributable to SYSWIN Inc.’s ordinary shareholders	152,417	189,586	7,505
Denominator for basic and diluted net income per share (weighted average number of ordinary shares outstanding)	154,875,000	158,872,808	193,275,000
Per share data:
Basic and diluted income from continuing operations attributable to SYSWIN Inc.’s ordinary shareholders	1.06	1.32	0.04
Basic and diluted loss from discontinued operations attributable to SYSWIN Inc.’s ordinary shareholders	(0.08)	(0.13)	—
Basic and diluted net income attributable to SYSWIN Inc.’s ordinary shareholders	0.98	1.19	0.04

* The Company does not have potentially dilutive securities for all the periods presented.